LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of LOSS BEFORE TAXATION [Line Items]
Cost of inventories recognized as expense~(1)~	[1]	¥ 771,438	¥ 823,856	¥ 891,720
Depreciation expense		15,371	44,583	67,976
Amortization of land use rights		143	369	669
Auditors’ remuneration
Audit fees		320	2,800	905
Audit-related fees		0	0	0
Auditor's remuneration		320	2,800	905
Total employee benefit expenses		68,025	62,075	65,591
Director [Member]
Auditors’ remuneration
salaries and related cost		1,200	1,039	863
retirement scheme contribution		9	9	9
share-based payments		0	0	0
Key Management Personnel [Member]
Auditors’ remuneration
salaries and related cost		1,447	1,644	502
retirement scheme contribution		23	17	11
share-based payments		304	0	0
Research And Development Personnel [Member]
Auditors’ remuneration
salaries and related cost		936	1,056	1,145
retirement scheme contribution		102	63	87
Other Personnel [Member]
Auditors’ remuneration
salaries and related cost		55,526	52,247	54,839
retirement scheme contribution		¥ 8,478	¥ 6,000	¥ 8,135

[1]	Cost of inventories recognized as expense included staff costs of RMB48,857,000, RMB45,886,000 and RMB52,685,000, retirement scheme contribution of RMB6,984,000, RMB4,845,000 and RMB7,051,000, depreciation and amortization expense of RMB11,203,000, RMB37,545,000 and RMB67,732,000, operating lease charges of RMB13,902,000, RMB13,902,000 and RMB12,923,000, and reversal of write-down of inventories of RMB2,733,000 and write-down of inventories of RMB75,078,000 and RMB7,667,000 for the years ended December 31, 2017, 2016, and 2015, respectively, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.